JOHN HANCOCK

                                 International/
                                 Global Funds

                                     [LOGO]

--------------------------------------------------------------------------------

Prospectus
June 1, 1998*

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not guaranteed to achieve their goal(s)

Short-Term Strategic Income Fund may invest up to 67% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


*March 1, 1998 for European Equity Fund, Global Rx Fund, Global Technology Fund and Pacific Basin Equities Fund.


Growth


European Equity Fund


Global Fund

Global Rx Fund

Global Technology Fund

International Fund

Pacific Basin Equities Fund

Income

Short-Term Strategic Income Fund

World Bond Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------


A fund-by-fund look at        o Growth
goals, strategies,
risks, expenses and             European Equity Fund                         4
financial history.              Global Fund                                  6
                                Global Rx Fund                               8
                                Global Technology Fund                      10
                                International Fund                          12
                                Pacific Basin Equities Fund                 14

                              o Income

                                Short-Term Strategic Income Fund            16
                                World Bond Fund                             18

Policies and instructions       Your account
for opening, maintaining
and closing an account in any   Choosing a share class                      20
international/global fund.      How sales charges are calculated            20
                                Sales charge reductions and waivers         21
                                Opening an account                          22
                                Buying shares                               23
                                Selling shares                              24
                                Transaction policies                        26
                                Dividends and account policies              26
                                Additional investor services                27

Details that apply to the       Fund details
international/global funds
as a group.                     Business structure                          28
                                Sales compensation                          29
                                More about risk                             31

                                For more information                back cover

Overview

--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip Art] Risk factors The major risk factors associated with the fund.

[Clip Art] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clip Art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GOAL OF THE INTERNATIONAL/GLOBAL FUNDS

John Hancock international/global funds invest in foreign and U.S. securities. Most of the funds invest primarily in stocks and seek long-term growth of capital. Two funds invest primarily in bonds and seek current income or maximum total return. Each fund has its own strategy and own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o    are seeking to diversify a portfolio of domestic investments

o are seeking access to markets that can be less accessible to individual investors

o are seeking funds for the growth or income portion of an asset allocation portfolio

o    are investing for goals that are many years in the future

International/global funds may NOT be appropriate if you:

o    are investing with a shorter time horizon in mind

o    are uncomfortable with an investment whose value may vary substantially

o    want to limit your exposure to foreign securities

THE MANAGEMENT FIRM


All John Hancock international/global funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

European Equity Fund

REGISTRANT NAME:
JOHN HANCOCK WORLD FUND      TICKER SYMBOL    CLASS A: N/A    CLASS B: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of European companies. Under normal circumstances, the fund invests at least 80% of assets in companies that earn more than half of their revenue from European operations, are organized under European law or are principally traded on European stock exchanges.


The fund has not established limitations on the allocation of investments among the European countries. However, the fund will invest principally in countries with established economies and securities markets.


The fund may also invest in stocks of European companies that are traded on emerging market stock exchanges.

PORTFOLIO SECURITIES


[Clip Art] The fund invests primarily in common stock, warrants and convertible securities. The fund may also invest in investment-grade debt securities issued by European or U.S. companies and governments.

For liquidity and flexibility, the fund may place up to 20% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities and engage in other investment practices.


RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on one region, investors should expect above-average volatility.

Also, because the fund invests internationally, it carries additional risks, including currency, natural event, information and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are described in "More about risk" starting on page 31. The risks of international investing may be higher in emerging markets, a category that includes some European countries.


To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.


MANAGEMENT/SUBADVISER

[Clip Art] Under the supervision of John Hancock Advisers, Inc., a team of portfolio managers at Indocam International Investment Services, the fund's subadviser, is responsible for the fund's day-to-day investment management.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show estimated expenses for the fiscal year ending October 31, 1998. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                           Class A     Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                        5.00%       none
 Maximum sales charge imposed on
 reinvested dividends                                       none        none
 Maximum deferred sales charge                              none(1)     5.00%
 Redemption fee(2)                                          none        none
 Exchange fee                                               none        none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee (after expense limitation)(3)               0.81%       0.81%
 12b-1 fee(4)                                               0.30%       1.00%
 Other expenses                                             0.79%       0.79%
 Total fund operating expenses (after limitation)(3)        1.90%       2.60%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                 Year 1    Year 3    Year 5     Year 10
--------------------------------------------------------------------------------
 Class A shares              $68       $107      $148       $261
 Class B shares
    Assuming redemption
    at end of period         $76       $111      $158       $276
    Assuming no redemption   $26       $81       $138       $276

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's agreement to limit expenses. Without this limitation, management fees would be 0.90% for each class and total fund operating expenses would be 1.99% for Class A and 2.69% for Class B. The adviser may terminate this limitation in the future.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.



4  GROWTH - EUROPEAN EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


[Clip Art] The figures below cover the period from the commencement of operations on March 2, 1998 to April 30, 1998 for Class A shares. These figures are unaudited.


[The following table was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class A                                    7.10(4)
year-by-year total investment return (%)                                 two
(scale varies from fund to fund)                                       months

--------------------------------------------------------------------------------
 Class A - period ended:                                                4/98(1)
--------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                 $10.00
 Net investment income(2)                                               0.01
 Net realized and unrealized gain (loss) on
 investments and foreign currency transactions                          0.70
 Total from investment operations                                       0.71
 Net asset value, end of period                                       $10.71
 Total investment return at net asset value(3)(%)                       7.10(4)
 Total adjusted investment return at net asset value(3,5)(%)            6.79(4)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                          3,478
 Ratio of expenses to average net assets (%)                            1.90(6)
 Ratio of adjusted expenses to average net assets(7)(%)                 3.83(6)
 Ratio of net investment income to average net assets (%)               0.49(6)
 Ratio of adjusted net investment (loss) to
 average net assets(7)(%)                                              (1.44)(6)
 Portfolio turnover rate (%)                                               4
 Fee reduction per share(2)($)                                          0.03
 Average brokerage commission rate ($)                                0.0239
--------------------------------------------------------------------------------
 Class B - period ended:                                                4/98(1)
--------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                     --
 Net investment income                                                    --
 Net realized and unrealized gain (loss) on
 investments and foreign currency transactions                            --
 Total from investment operations                                         --
 Net asset value, end of period                                           --
 Total investment return at net asset value (%)                           --
 Total adjusted investment return at net asset value (%)                  --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                             --
 Ratio of expenses to average net assets (%)                              --
 Ratio of adjusted expenses to average net assets (%)                     --
 Ratio of net investment income to average net assets (%)                 --
 Ratio of adjusted net investment income to
 average net assets (%)                                                   --
 Portfolio turnover rate (%)                                              --
 Fee reduction per share ($)                                              --
 Average brokerage commission rate ($)                                    --

(1) Class A shares commenced operations on March 2, 1998. There were no Class B shares outstanding during the period ended April 30, 1998.
(2)  Based on the average of shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.


                                                GROWTH - EUROPEAN EQUITY FUND  5

Global Fund

REGISTRANT NAME:
JOHN HANCOCK INVESTMENT TRUST III  TICKER SYMBOL  CLASS A: JHGAX  CLASS B: FGLOX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of foreign and U.S. companies. The fund maintains a diversified portfolio of company and government securities from around the world. Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in common stocks and convertible securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities. Not counting short-term securities, the fund generally expects that no more than 5% of assets will be invested in debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.


Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Southeast Asia and Eastern Europe.


To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER


[Clip Art] Miren Etcheverry, John L.F. Wills, and Gerardo J. Espinoza lead the portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International Limited. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses             Class A   Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)          5.00%     none
Maximum sales charge imposed on
reinvested dividends                         none      none
Maximum deferred sales charge                none(1)   5.00%
Redemption fee(2)                            none      none
Exchange fee                                 none      none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee(3)                            0.88%     0.88%
12b-1 fee(4)                                 0.30%     1.00%
Other expenses                               0.56%     0.56%
Total fund operating expenses                1.74%     2.44%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                   Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                $67     $102     $140     $245
Class B shares
  Assuming redemption
  at end of period            $75     $106     $150     $260
  Assuming no redemption      $25      $76     $130     $260

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3)   Includes a subadviser fee equal to 0.70% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  GROWTH - GLOBAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class B
year-by-year total investment return (%)   7.05   30.22   (10.42)   14.04   (3.85)   34.95   7.97   (1.01)   9.10   8.67
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                  10/92(1)         10/93      10/94        10/95        10/96        10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $11.31        $10.55     $14.30       $14.16       $12.67       $12.97
Net investment income (loss)(2)                             (0.04)        (0.10)     (0.07)       (0.03)       (0.02)       (0.05)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions               (0.72)         3.85       1.24        (0.13)        1.20         1.21
Total from investment operations                            (0.76)         3.75       1.17        (0.16)        1.18         1.16
Less distributions:
  Distributions from net realized gain on investments
  sold and foreign currency transactions                       --            --      (1.31)       (1.33)       (0.88)       (1.19)
Net asset value, end of period                             $10.55        $14.30     $14.16       $12.67       $12.97       $12.94
Total investment return at net asset value(3) (%)           (6.72)(4)     35.55       8.64        (0.37)        9.87         9.36
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               76,980        90,787    100,973       93,597       94,746       92,127
Ratio of expenses to average net assets (%)                  2.47(5)       2.12       1.98         1.87         1.88         1.81(6)
Ratio of net investment income (loss) to average
net assets (%)                                              (0.60)(5)     (0.86)     (0.54)       (0.23)       (0.19)       (0.36)
Portfolio turnover rate (%)                                    69           108         61           60           98           81
Average brokerage commission rate(7) ($)                      N/A           N/A        N/A          N/A       0.0221       0.0216

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                    10/88       10/89       10/90       10/91        10/92         10/93
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                      $10.42      $10.67      $13.58       $9.94       $10.92        $10.50
Net investment income (loss)                                0.01       (0.10)      (0.02)      (0.01)(2)    (0.12)(2)     (0.15)(2)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions               0.69        3.25       (1.12)       1.35        (0.30)         3.82
Total from investment operations                            0.70        3.15       (1.14)       1.34        (0.42)         3.67
Less distributions:
  Distributions from net investment income                    --       (0.01)         --          --           --            --
  Distributions from net realized gain on investments
  sold and foreign currency transactions                   (0.45)      (0.23)      (2.50)      (0.36)          --            --
  Total distributions                                      (0.45)      (0.24)      (2.50)      (0.36)          --            --
Net asset value, end of period                            $10.67      $13.58       $9.94      $10.92       $10.50        $14.17
Total investment return at net asset value(3) (%)           7.05       30.22      (10.42)      14.04        (3.85)        34.95
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)              34,380      35,596      33,281      28,686       11,475        19,340
Ratio of expenses to average net assets (%)                 2.55        2.30        2.46        2.60         2.68          2.49
Ratio of net investment income (loss) to average
net assets (%)                                              0.09       (0.47)      (0.59)      (0.12)       (1.03)        (1.25)
Portfolio turnover rate (%)                                  142         138          58         106           69           108
Average brokerage commission rate(7) ($)                     N/A         N/A         N/A         N/A          N/A           N/A

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                         10/94          10/95          10/96          10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $14.17         $13.93         $12.36         $12.54
Net investment income (loss)                                    (0.15)(2)      (0.11)(2)      (0.10)(2)      (0.14)(2)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions                    1.22          (0.13)          1.16           1.18
Total from investment operations                                 1.07          (0.24)          1.06           1.04
Less distributions:
  Distributions from net investment income                         --             --             --             --
  Distributions from net realized gain on investments
  sold and foreign currency transactions                        (1.31)         (1.33)         (0.88)         (1.19)
  Total distributions                                           (1.31)         (1.33)         (0.88)         (1.19)
Net asset value, end of period                                 $13.93         $12.36         $12.54         $12.39
Total investment return at net asset value(3) (%)                7.97          (1.01)          9.10           8.67
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   31,822         24,570         27,599         28,007
Ratio of expenses to average net assets (%)                      2.59           2.57           2.54           2.49(6)
Ratio of net investment income (loss) to average
net assets (%)                                                  (1.12)         (0.89)         (0.83)         (1.04)
Portfolio turnover rate (%)                                        61             60             98             81
Average brokerage commission rate(7) ($)                          N/A            N/A         0.0221         0.0216

(1)   Class A shares commenced operations on January 3, 1992.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                         GROWTH - GLOBAL FUND  7

Global Rx Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND
                              TICKER SYMBOL      CLASS A: JHGRX   CLASS B: JHRBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. health care companies. The fund defines health care companies as those deriving at least half of their gross revenues, or committing at least half of their gross assets, to health care-related activities. Under normal circumstances, the fund invests at least 65% of assets in these companies, including small- and medium-sized companies. The fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer.

The fund has an independent advisory board composed of scientific and medical experts to provide advice and consultation on health care developments.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (health care), and because this sector has historically been volatile, investors should expect above-average volatility.


Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31.


To the extent that the fund invests in smaller-capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Linda I. Miller, CFA, leader of the fund's portfolio management team since January 1996, is a vice president of the adviser. She joined John Hancock Funds in November 1995 and has been in the investment business with a focus on the health care industry since 1980.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses             Class A   Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)          5.00%     none
Maximum sales charge imposed on
reinvested dividends                         none      none
Maximum deferred sales charge                none(1)   5.00%
Redemption fee(2)                            none      none
Exchange fee                                 none      none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                               0.80%     0.80%
12b-1 fee(3)                                 0.30%     1.00%
Other expenses                               0.58%     0.58%
Total fund operating expenses                1.68%     2.38%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                   Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                $66     $100     $137     $239
Class B shares
  Assuming redemption
  at end of period            $74     $104     $147     $254
  Assuming no redemption      $24      $74     $127     $254

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8  GROWTH - GLOBAL RX FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was represented as a bar graph in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)   33.40(5)   0.30   23.39   30.89   18.39   (1.26)(5)   26.63
(scale varies from fund to fund)                                                     two months

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            8/92(1)           8/93        8/94        8/95
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $10.00         $13.34      $13.38      $16.51
Net investment income (loss)                                         (0.03)         (0.23)      (0.32)      (0.36)(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                         3.37           0.27        3.45        5.46
Total from investment operations                                      3.34           0.04        3.13        5.10
Less distributions:
  Distributions from net realized gain on investments sold and
  foreign currency transactions                                         --             --          --          --
Net asset value, end of period                                      $13.34         $13.38      $16.51      $21.61
Total investment return at net asset value(4) (%)                    33.40(5)        0.30       23.39       30.89
Total adjusted investment return at net asset value(4,6) (%)         32.11(5)        0.04          --          --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        14,702         15,647      18,643      24,394
Ratio of expenses to average net assets (%)                           1.98(7)        2.50        2.55        2.56
Ratio of adjusted expenses to average net assets(8) (%)               3.39(7)        2.76          --          --
Ratio of net investment income (loss) to average net assets (%)      (0.51)(7)      (1.67)      (2.01)      (1.99)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                    (1.92)(7)      (1.93)         --          --
Portfolio turnover rate (%)                                             48             93          52          38
Fee reduction per share ($)                                          0.085          0.035          --          --
Average brokerage commission rate(9) ($)                               N/A            N/A         N/A         N/A

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                8/96       10/96(2)          10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $21.61         $25.43         $25.11
Net investment income (loss)                                          (0.19)(3)      (0.05)(3)      (0.19)(3)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                          4.15          (0.27)          6.56
Total from investment operations                                       3.96          (0.32)          6.37
Less distributions:
  Distributions from net realized gain on investments sold and
  foreign currency transactions                                       (0.14)            --          (1.23)
Net asset value, end of period                                       $25.43         $25.11         $30.25
Total investment return at net asset value(4) (%)                     18.39          (1.26)(5)      26.63
Total adjusted investment return at net asset value(4,6) (%)             --             --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         42,405         42,618         53,122
Ratio of expenses to average net assets (%)                            1.80           1.92(7)        1.68
Ratio of adjusted expenses to average net assets(8) (%)                  --             --             --
Ratio of net investment income (loss) to average net assets (%)       (0.75)         (1.04)(7)      (0.71)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                        --             --             --
Portfolio turnover rate (%)                                              68             24             57
Fee reduction per share ($)                                              --             --             --
Average brokerage commission rate(9) ($)                             0.0181         0.0726         0.0749

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                            8/94(1)           8/95        8/96    10/96(2)          10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $17.29         $16.46      $21.35      $24.94         $24.60
Net investment income (loss)(3)                                      (0.17)         (0.55)      (0.34)      (0.08)         (0.37)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                        (0.66)          5.44        4.07       (0.26)          6.40
Total from investment operations                                     (0.83)          4.89        3.73       (0.34)          6.03
Less distributions:
  Distributions from net realized gain on investments sold and
  foreign currency transactions                                         --             --       (0.14)         --          (1.23)
Net asset value, end of period                                      $16.46         $21.35      $24.94      $24.60         $29.40
Total investment return at net asset value(4) (%)                    (4.80)(5)      29.71       17.53       (1.36)(5)      25.76
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         1,071          6,333      36,591      37,521         53,436
Ratio of expenses to average net assets (%)                           3.34(7)        3.45        2.42        2.62(7)        2.38
Ratio of net investment income (loss) to average net assets (%)      (2.65)(7)      (2.91)      (1.33)      (1.74)(7)      (1.41)
Portfolio turnover rate (%)                                             52             38          68          24             57
Average brokerage commission rate(9) ($)                               N/A            N/A      0.0181      0.0726         0.0749

(1) Class A and Class B shares commenced operations on October 1, 1991 and March 7, 1994, respectively.
(2) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Annualized.
(8)   Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                      GROWTH - GLOBAL RX FUND  9

Global Technology Fund

REGISTRANT NAME: JOHN HANCOCK SERIES TRUST
                                TICKER SYMBOL    CLASS A: NTTFX   CLASS B: FGTBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign and U.S. companies that rely extensively on technology in their product development or operations. Under normal circumstances, the fund invests at least 65% of assets in these companies, and expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. Income is a secondary goal.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in foreign and domestic common stocks, and may invest in warrants, preferred stocks and convertible debt securities. The fund may invest up to 10% of assets in debt securities of any maturity. These may include securities rated as low as CC/Ca and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, including restricted securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on a single sector (technology), and because this sector has historically been volatile, investors should expect above-average volatility.


Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe. To the extent that the fund invests in smaller-capitalization companies or junk bonds, it further increases the chances for fluctuations in share price and total return. Please read "More about risk" carefully before investing.


MANAGEMENT/SUBADVISER

[Clip Art] Barry J. Gordon and Marc H. Klee lead the fund's management team, as they have since the fund's inception in 1983. They are principals of American Fund Advisors, Inc. (AFA), which was the fund's adviser until 1991. Since 1991, AFA has been the fund's subadviser.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses             Class A   Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)          5.00%     none
Maximum sales charge imposed on
reinvested dividends                         none      none
Maximum deferred sales charge                none(1)   5.00%
Redemption fee(2)                            none      none
Exchange fee                                 none      none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee(3)                            0.79%     0.79%
12b-1 fee(4)                                 0.30%     1.00%
Other expenses                               0.42%     0.42%
Total fund operating expenses                1.51%     2.21%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                        Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                      $65     $95      $128     $221
Class B shares
  Assuming redemption
  at end of period                  $72     $99      $138     $237
  Assuming no redemption            $22     $69      $118     $237

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee that will not exceed 0.35% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10  GROWTH - GLOBAL TECHNOLOGY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below for the one-year period ended October 31, 1997 have been audited by the fund's independent auditors, Ernst & Young LLP. Figures for previous years were audited by another independent auditor.

[The following table was represented as a bar graph in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)   2.84   10.48   16.61   (18.46)   33.05   5.70   32.06   9.62   46.53   5.22(4)   21.90
(scale varies from fund to fund)                                                                                 ten months

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                       12/87       12/88       12/89       12/90       12/91       12/92
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                         $13.80      $13.98      $15.31      $16.93      $12.44      $15.60
Net investment income (loss)                                   0.15        0.15        0.10       (0.04)       0.05       (0.15)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions                  0.26        1.32        2.43       (3.09)       4.11        1.00
Total from investment operations                               0.41        1.47        2.53       (3.13)       4.16        0.85
Less distributions:
  Dividends from net investment income                        (0.23)      (0.14)      (0.13)         --       (0.04)         --
  Distributions from net realized gain on
  investments and foreign currency transactions                  --          --       (0.78)      (1.36)      (0.96)      (1.51)
  Total distributions                                         (0.23)      (0.14)      (0.91)      (1.36)      (1.00)      (1.51)
Net asset value, end of period                               $13.98      $15.31      $16.93      $12.44      $15.60      $14.94
Total investment return at net asset value(3) (%)              2.84       10.48       16.61      (18.46)      33.05        5.70
Total adjusted investment return at net asset value(3,5)         --          --          --          --          --        5.53
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                 44,224      38,594      40,341      28,864      31,580      32,094
Ratio of expenses to average net assets (%)                    1.63        1.75        1.90        2.36        2.32        2.05
Ratio of adjusted expenses to average net assets(7) (%)          --          --          --          --          --        2.22
Ratio of net investment income (loss) to average
net assets (%)                                                 0.75        0.89        0.60       (0.28)       0.34       (0.88)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                        --          --          --          --          --       (1.05)
Portfolio turnover rate (%)                                       9          12          30          38          67          76
Fee reduction per share ($)                                      --          --          --          --          --        0.03
Average brokerage commission rate(8) ($)                        N/A         N/A         N/A         N/A         N/A         N/A

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                         12/93       12/94          12/95       10/96(1)          10/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                           $14.94      $17.45         $17.84         $24.51         $25.79
Net investment income (loss)                                    (0.21)      (0.22)(2)      (0.22)(2)      (0.14)(2)      (0.27)(2)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions                    4.92        1.87           8.53           1.42           5.76
Total from investment operations                                 4.71        1.65           8.31           1.28           5.49
Less distributions:
  Dividends from net investment income                             --          --             --             --             --
  Distributions from net realized gain on
  investments and foreign currency transactions                 (2.20)      (1.26)         (1.64)            --          (1.23)
  Total distributions                                           (2.20)      (1.26)         (1.64)            --          (1.23)
Net asset value, end of period                                 $17.45      $17.84         $24.51         $25.79         $30.05
Total investment return at net asset value(3) (%)               32.06        9.62          46.53           5.22(4)       21.90
Total adjusted investment return at net asset value(3,5)           --          --          46.41             --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   41,749      52,193        155,001        166,010        184,048
Ratio of expenses to average net assets (%)                      2.10        2.16           1.67           1.57(6)        1.51
Ratio of adjusted expenses to average net assets(7) (%)            --          --           1.79             --             --
Ratio of net investment income (loss) to average
net assets (%)                                                  (1.49)      (1.25)         (0.89)         (0.68)(6)      (0.95)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                          --          --          (1.01)            --             --
Portfolio turnover rate (%)                                        86          67             70             64            104
Fee reduction per share ($)                                        --          --           0.02(2)          --             --
Average brokerage commission rate(8) ($)                          N/A         N/A            N/A         0.0685         0.0628

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                           12/94(9)          12/95       10/96(1)          10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $17.24         $17.68         $24.08         $25.20
Net investment income (loss)(2)                                      (0.35)         (0.39)         (0.28)         (0.45)
Net realized and unrealized gain (loss) on investments                2.05           8.43           1.40           5.60
Total from investment operations                                      1.70           8.04           1.12           5.15
Less distributions:
  Distributions from net realized gain on investments sold           (1.26)         (1.64)            --          (1.23)
Net asset value, end of period                                      $17.68         $24.08         $25.20         $29.12
Total investment return at net asset value(3) (%)                    10.02          45.42           4.65(4)       21.04
Total adjusted investment return at net asset value(3,5)                --          45.30             --             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         9,324         35,754         50,949         65,851
Ratio of expenses to average net assets (%)                           2.90(6)        2.41           2.27(6)        2.21
Ratio of adjusted expenses to average net assets(7) (%)                 --           2.53             --             --
Ratio of net investment income (loss) to average net assets (%)      (1.98)(6)      (1.62)         (1.38)(6)      (1.65)
Ratio of adjusted net investment income (loss) to
average net assets(7) (%)                                               --          (1.74)            --             --
Portfolio turnover rate (%)                                             67             70             64            104
Fee reduction per share ($)                                             --           0.03(2)          --             --
Average brokerage commission rate(8) ($)                               N/A            N/A         0.0685         0.0628

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)   Annualized.
(7)   Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9)   Class B shares commenced operations on January 3, 1994.


                                             GROWTH - GLOBAL TECHNOLOGY FUND  11

International Fund

REGISTRANT NAME:
JOHN HANCOCK INVESTMENT TRUST III   TICKER SYMBOL
                                    CLASS A: FINAX   CLASS B: FINBX CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks of foreign companies. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund maintains a diversified portfolio of company and government securities from around the world, and generally expects that at any one time it will invest in the securities markets of at least three non-U.S. countries.

The fund does not maintain a fixed allocation of assets, either with respect to securities type or to geography. The fund looks for companies of any size whose earnings show strong growth or that appear to be undervalued.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in almost any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.


Because it invests internationally, the fund carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets such as those of Latin America, Asia and Eastern Europe.


To the extent that the fund invests in smaller-capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

MANAGEMENT/SUBADVISER


[Clip Art] Miren Etcheverry, John L.F. Wills, and Gerardo J. Espinoza lead the fund's portfolio management team. Ms. Etcheverry and Mr. Espinoza are senior vice presidents and joined John Hancock Funds in December 1996, having been in the investment business since 1978 and 1979, respectively. Mr. Wills is a senior vice president of the adviser and managing director of the subadviser, John Hancock Advisers International Limited. He joined John Hancock Funds in 1987 and has been in the investment business since 1969.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past fiscal year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses             Class A   Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)          5.00%     none       none
Maximum sales charge imposed on
reinvested dividends                         none      none       none
Maximum deferred sales charge                none(1)   5.00%      1.00%
Redemption fee(2)                            none      none       none
Exchange fee                                 none      none       none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee (after expense
limitation)(3,4)                             0.00%     0.00%      0.00%
12b-1 fee(5)                                 0.30%     1.00%      1.00%
Other expenses (after limitation)(3)         1.43%     1.43%      1.43%
Total fund operating expenses
(after limitation)(3)                        1.73%     2.43%      2.43%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                   Year 1    Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                $67       $102      $139     $244
Class B shares
  Assuming redemption
  at end of period            $75       $106      $150     $259
  Assuming no redemption      $25        $76      $130     $259
Class C shares
  Assuming redemption
  at end of period            $35        $76      $130     $277
  Assuming no redemption      $25        $76      $130     $277

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 1.00% for each class, other expenses would be 1.73% for each class and total fund operating expenses would be 3.03% for Class A and 3.73% for Class B and Class C. The adviser may terminate this limitation at any time.
(4)   Includes a subadviser fee equal to 0.70% of the fund's net assets.
(5) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  GROWTH - INTERNATIONAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was represented as a bar graph in the printed materials.]

Volatility, as indicated by Class A
year-by-year total investment return (%)      1.77(4)   (4.96)   6.88   (3.22)
(scale varies from fund to fund)

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                       10/94(1)          10/95       10/96         10/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $8.50          $8.65       $8.14         $8.70
Net investment income (loss)                                                      0.07(2)        0.04        0.06(2)      (0.02)(2)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                                     0.08          (0.47)       0.50         (0.26)
Total from investment operations                                                  0.15          (0.43)       0.56         (0.28)
Less distributions:
  Dividends from net investment income                                              --          (0.03)         --         (0.01)
  Distributions from net realized gain on investments
  sold and foreign currency transactions                                            --          (0.05)         --            --
  Total distributions                                                               --          (0.08)         --         (0.01)
Net asset value, end of period                                                   $8.65          $8.14       $8.70         $8.41
Total investment return at net asset value(3) (%)                                 1.77(4)       (4.96)       6.88         (3.22)
Total adjusted investment return at net asset value(3,5) (%)                     (0.52)(4)      (8.12)       5.33         (4.52)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                     4,426          4,215       5,098         4,965
Ratio of expenses to average net assets (%)                                       1.50(6)        1.64        1.75          1.73(7)
Ratio of adjusted expenses to average net assets(8) (%)                           3.79(6)        4.80        3.30          3.03(7)
Ratio of net investment income (loss) to average net assets (%)                   1.02(6)        0.56        0.68         (0.16)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)      (1.27)(6)      (2.60)      (0.87)        (1.46)
Portfolio turnover rate (%)                                                         50             69          83           169
Fee reduction per share(2) ($)                                                    0.16           0.25        0.14          0.12
Average brokerage commission rate(9) ($)                                           N/A            N/A      0.0192        0.0186

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                       10/94(1)          10/95       10/96         10/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $8.50          $8.61       $8.05         $8.55
Net investment income (loss)                                                      0.02(2)       (0.03)       0.00(2,10)   (0.08)(2)
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                                     0.09          (0.48)       0.50         (0.25)
Total from investment operations                                                  0.11          (0.51)       0.50         (0.33)
Less distributions:
  Distributions from net realized gain on investments
  sold and foreign currency transactions                                            --          (0.05)         --            --
Net asset value, end of period                                                   $8.61          $8.05       $8.55         $8.22
Total investment return at net asset value(3) (%)                                 1.29(4)       (5.89)       6.21         (3.86)
Total adjusted investment return at net asset value(3,5) (%)                     (1.00)(4)      (9.05)       4.66         (5.16)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                     3,948          3,990       8,175         8,713
Ratio of expenses to average net assets (%)                                       2.22(6)        2.52        2.45          2.43(7)
Ratio of adjusted expenses to average net assets(8) (%)                           4.51(6)        5.68        4.00          3.73(7)
Ratio of net investment income (loss) to average net assets (%)                   0.31(6)       (0.37)       0.02         (0.88)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)      (1.98)(6)      (3.53)      (1.53)        (2.18)
Portfolio turnover rate (%)                                                         50             69          83           169
Fee reduction per share(2) ($)                                                    0.16           0.25        0.14          0.12
Average brokerage commission rate(9) ($)                                           N/A            N/A      0.0192        0.0186

(1)   Class A and Class B shares commenced operations on January 3, 1994.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)   Annualized.
(7) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 cents per share.
(8)   Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(10)  Less than $0.01 per share.


                                                 GROWTH - INTERNATIONAL FUND  13

Pacific Basin Equities Fund

REGISTRANT NAME: JOHN HANCOCK WORLD FUND
                                TICKER SYMBOL    CLASS A: JHWPX   CLASS B: FPBBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks of Pacific Basin companies. The Pacific Basin includes countries bordering the Pacific Ocean. Under normal circumstances, the fund invests at least 65% of assets in these companies, with the balance invested in equities of companies not in the Pacific Basin countries and in investment-grade debt securities of U.S., Japanese, Australian and New Zealand issuers.

The fund does not maintain a fixed allocation of assets. The fund may at times invest less than 65% of assets in Pacific Basin equities.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests primarily in common stocks and other equity securities, but may invest in virtually any type of security, foreign or domestic, including preferred and convertible securities, warrants and investment-grade debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest up to 100% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates on one region, investors should expect above-average volatility.


Also, because the fund invests internationally, it carries additional risks, including currency, information, natural event and political risks. These risks, which may make the fund more volatile than a comparable domestic growth fund, are defined in "More about risk" starting on page 31. The risks of international investing are higher in emerging markets, a category that includes many Pacific Basin countries.

To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.


MANAGEMENT/SUBADVISERS


[Clip Art] The fund's management is carried out jointly by the adviser's international equities portfolio management team and two subadvisers, Indocam Asia Advisers Limited and John Hancock Advisers International Limited. Indocam is majority owned by Caisse Nationale de Credit Agricole, a French banking institution.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses             Class A   Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)          5.00%     none
Maximum sales charge imposed on
reinvested dividends                         none      none
Maximum deferred sales charge                none(1)   5.00%
Redemption fee(2)                            none      none
Exchange fee                                 none      none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee(3)                            0.80%     0.80%
12b-1 fee(4)                                 0.30%     1.00%
Other expenses                               0.96%     0.96%
Total fund operating expenses                2.06%     2.76%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                   Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                $70     $111     $155     $277
Class B shares
  Assuming redemption
  at end of period            $78     $116     $166     $292
  Assuming no redemption      $28      $86     $146     $292

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3)   Includes a subadviser fee equal to 0.35% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14  GROWTH - PACIFIC BASIN EQUITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was represented as a bar graph in the printed materials.]

Volatility, as indicated by Class
A year-by-year total investment return (%)  (3.61)(6)  18.06  (0.44)  (2.15)  (1.99)  49.61  22.82  (7.65)  4.47  (1.83)(6)  (19.03)
(scale varies from fund to fund)                                                                                   two
                                                                                                                   months

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                          8/88(1)            8/89         8/90         8/91         8/92            8/93
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period              $10.00           $9.61       $11.10       $10.34        $9.05           $8.87
Net investment income (loss)                        0.01           (0.02)       (0.04)       (0.01)       (0.07)(3)       (0.11)(3)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                     (0.37)           1.75         0.11        (0.33)       (0.11)           4.51
Total from investment operations                   (0.36)           1.73         0.07        (0.34)       (0.18)           4.40
Less distributions:
  Dividends from net investment income             (0.03)          (0.01)          --           --           --              --
  Distributions from net realized gain on
  investments sold and foreign
  currency transactions                               --           (0.23)       (0.83)       (0.95)          --              --
  Total distributions                              (0.03)          (0.24)       (0.83)       (0.95)          --              --
Net asset value, end of period                     $9.61          $11.10       $10.34        $9.05        $8.87          $13.27
Total investment return at net asset
  value(5) (%)                                     (3.61)(6)       18.06        (0.44)       (2.15)       (1.99)          49.61
Total adjusted investment return at net
asset value(5,7) (%)                               (8.05)(6)       15.12        (2.86)       (5.19)       (5.57)          48.31
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       4,771           5,116        4,578        4,065        3,222          14,568
Ratio of expenses to average net assets (%)         1.75(8)         1.75         2.45         2.75         2.73            2.94
Ratio of adjusted expenses to average
  net assets(9) (%)                                 6.19(8)         4.69         4.89         5.79         6.31            4.24
Ratio of net investment income (loss) to
  average net assets (%)                            0.04(8)        (0.15)       (0.28)       (0.06)       (0.82)          (0.98)
Ratio of adjusted net investment income
  (loss) to average net assets(9) (%)              (4.40)(8)       (3.09)       (2.70)       (3.10)       (4.40)          (2.28)
Portfolio turnover rate (%)                          148             227          154          151          179             171
Fee reduction per share ($)                         1.15            0.39         0.31         0.24         0.31(3)         0.14(3)
Average brokerage commission rate(10) ($)            N/A             N/A          N/A          N/A          N/A             N/A

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                             8/94            8/95              8/96        10/96(2)           10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period              $13.27          $15.88            $14.11          $14.74          $14.47
Net investment income (loss)                       (0.10)(3)        0.02(3,4)        (0.02)(3)       (0.02)(3)       (0.07)(3)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                      3.12           (1.24)             0.65           (0.25)          (2.66)
Total from investment operations                    3.02           (1.22)             0.63           (0.27)          (2.73)
Less distributions:
  Dividends from net investment income                --              --                --              --              --
  Distributions from net realized gain on
  investments sold and foreign
  currency transactions                            (0.41)          (0.55)               --              --           (0.11)
  Total distributions                              (0.41)          (0.55)               --              --           (0.11)
Net asset value, end of period                    $15.88          $14.11            $14.74          $14.47          $11.63
Total investment return at net asset
  value(5) (%)                                     22.82           (7.65)             4.47           (1.83)(6)      (19.03)
Total adjusted investment return at net
asset value(5,7) (%)                                  --              --                --              --              --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)      50,261          37,417            41,951          38,694          21,109
Ratio of expenses to average net assets (%)         2.43            2.05              1.97            2.21(8)         2.06
Ratio of adjusted expenses to average
  net assets(9) (%)                                   --              --                --              --              --
Ratio of net investment income (loss) to
  average net assets (%)                           (0.66)           0.13(4)          (0.15)          (0.83)(8)       (0.49)
Ratio of adjusted net investment income
  (loss) to average net assets(9) (%)                 --              --                --              --              --
Portfolio turnover rate (%)                           68              48                73              15             118
Fee reduction per share ($)                           --              --                --              --              --
Average brokerage commission rate(10) ($)            N/A             N/A            0.0183          0.0221          0.0076

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                               8/94(1)            8/95         8/96     10/96(2)           10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                   $15.11          $15.84       $13.96       $14.49          $14.20
Net investment income (loss) (3)                        (0.09)          (0.09)       (0.13)       (0.04)          (0.18)
Net realized and unrealized gain (loss)
  on investments and
  foreign currency transactions                          0.82           (1.24)        0.66        (0.25)          (2.59)
Total from investment operations                         0.73           (1.33)        0.53        (0.29)          (2.77)
Less distributions:
  Distributions from net realized gain on
  investments sold and foreign currency
  transactions                                             --           (0.55)          --           --           (0.11)
Net asset value, end of period                         $15.84          $13.96       $14.49       $14.20          $11.32
Total investment return at net asset value(5) (%)       (4.83)(6)       (8.38)        3.80        (2.00)(6)      (19.67)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)            9,480          14,368       32,342       30,147          17,320
Ratio of expenses to average net assets (%)              3.00(8)         2.77         2.64         2.90(8)         2.76
Ratio of net investment income (loss) to
  average net assets (%)                                (1.40)(8)       (0.66)       (0.86)       (1.52)(8)       (1.19)
Portfolio turnover rate (%)                                68              48           73           15             118
Average brokerage commission rate(10) ($)                 N/A             N/A       0.0183       0.0221          0.0076

(1) Class A and Class B shares commenced operations on September 8, 1987 and March 7, 1994, respectively.
(2) Effective October 31, 1996, the fiscal year end changed from August 31 to October 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8)   Annualized.
(9)   Unreimbursed, without fee reduction.
(10) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                        GROWTH - PACIFIC BASIN EQUITIES FUND  15

Short-Term Strategic Income Fund

REGISTRANT NAME:
JOHN HANCOCK INVESTMENT TRUST III   TICKER SYMBOL
                                          CLASS A: JHSAX   CLASS B: FRSWX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in debt securities issued or guaranteed by:

o  foreign governments and companies including those in emerging markets
o  the U.S. Government, its agencies or instrumentalities
o  U.S. companies

Under normal circumstances, the fund invests assets in all three of these sectors, but may invest up to 100% in any one sector. The fund maintains an average portfolio maturity of three years or less.

PORTFOLIO SECURITIES

[Clip Art] The fund may invest in all types of debt securities. The fund's U.S. Government securities may include mortgage-backed securities. The fund may invest up to 67% of assets in securities rated as low as B and their unrated equivalents. Bonds rated lower than BBB/Baa are considered junk bonds. However, the fund maintains an average portfolio quality rating of A, which is an investment-grade rating.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS


[Clip Art] The value of your investment in the fund will fluctuate with changes in currency exchange rates as well as interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed-income securities.

International investing, particularly in emerging markets, carries additional risks, including currency, information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Anthony A. Goodchild and Lawrence J. Daly lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses                           Class A   Class B
--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                        3.00%     none
Maximum sales charge imposed on
reinvested dividends                                       none      none
Maximum deferred sales charge                              none(1)   3.00%
Redemption fee(2)                                          none      none
Exchange fee                                               none      none

--------------------------------------------------------------------------------
Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
Management fee                                             0.65%     0.65%
12b-1 fee(3)                                               0.30%     1.00%
Other expenses                                             0.48%     0.48%
Total fund operating expenses                              1.43%     2.13%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                                  Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A shares                               $44     $74      $106     $196
Class B shares
  Assuming redemption
  at end of period                           $52     $87      $114     $204
  Assuming no redemption                     $22     $67      $114     $204

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


16  INCOME - SHORT-TERM STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was represented as a bar graph in the printed materials.]

Volatility, as indicated by Class B
year-by-year total investment return (%)      8.85(4)        0.64        5.98        1.93        7.97       7.89      4.83
(scale varies from fund to fund)

------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                  10/92(1)        10/93        10/94        10/95        10/96      10/97
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                      $9.86          $9.32        $9.12        $8.47        $8.41      $8.46
 Net investment income (loss)                               0.65           0.83(2)      0.76(2)      0.77(2)      0.65       0.61(2)
 Net realized and unrealized gain (loss) on
   investments and
   foreign currency transactions                           (0.55)         (0.20)       (0.53)       (0.06)        0.05      (0.15)
 Total from investment operations                           0.10           0.63         0.23         0.71         0.70       0.46
 Less distributions:
   Dividends from net investment income                    (0.64)         (0.83)       (0.62)       (0.61)       (0.57)     (0.52)
   Distributions in excess of net investment income           --             --        (0.04)          --           --      (0.08)
   Distributions in excess of net realized gain on
     investments sold                                         --             --        (0.12)          --           --         --
   Distributions from capital paid-in                         --             --        (0.10)       (0.16)       (0.08)     (0.01)
   Total distributions                                     (0.64)         (0.83)       (0.88)       (0.77)       (0.65)     (0.61)
 Net asset value, end of period                            $9.32          $9.12        $8.47        $8.41        $8.46      $8.31
 Total investment return at net asset value(3) (%)          1.16(4)        6.78         2.64         8.75         8.60       5.55
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)             20,468         11,130       13,091       16,997       49,338     64,059
 Ratio of expenses to average net assets (%)                1.37(4)        1.21         1.26         1.33         1.48       1.43
 Ratio of net investment income (loss) to average
   net assets (%)                                           8.09(4)        8.59         8.71         9.13         7.59       7.22
 Portfolio turnover rate (%)                                  86            306          150          147           77         71

------------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                          10/91(1)         10/92       10/93       10/94       10/95      10/96     10/97
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period              $10.00         $10.01       $9.31       $9.11       $8.46      $8.40     $8.45
 Net investment income (loss)                        0.76           0.87        0.75(2)     0.70(2)     0.70(2)    0.59      0.55(2)
 Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                      0.01          (0.80)      (0.20)      (0.53)      (0.06)      0.05     (0.15)
 Total from investment operations                    0.77           0.07        0.55        0.17        0.64       0.64      0.40
 Less distributions:
   Dividends from net investment income             (0.76)         (0.77)      (0.75)      (0.56)      (0.56)     (0.52)    (0.47)
   Distributions in excess of net
     investment income                                 --             --          --       (0.04)         --         --     (0.07)
   Distributions in excess of net realized
     gain on investments sold                          --             --          --       (0.12)         --         --        --
   Distributions from capital paid-in                  --             --          --       (0.10)      (0.14)     (0.07)    (0.01)
   Total distributions                              (0.76)         (0.77)      (0.75)      (0.82)      (0.70)     (0.59)    (0.55)
 Net asset value, end of period                    $10.01          $9.31       $9.11       $8.46       $8.40      $8.45     $8.30
 Total investment return at net asset
   value(3) (%)                                      8.85(4)        0.64        5.98        1.93        7.97       7.89      4.83
 Total adjusted investment return at net
   asset value(3,5) (%)                              8.81(4)          --          --          --          --         --        --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)     218,562        236,059     142,873      98,390      84,601     48,137    25,908
 Ratio of expenses to average net assets (%)         1.89(4)        2.07        2.01        1.99        2.07       2.12      2.13
 Ratio of adjusted expenses to average net
   assets(6) (%)                                     1.93(4)          --          --          --          --         --        --
 Ratio of net investment income to average
   net assets (%)                                    8.72(4)        8.69        7.81        8.00        8.40       7.07      6.51
 Ratio of adjusted net investment income
   to average net assets(6) (%)                      8.68(4)          --          --          --          --         --        --
 Portfolio turnover rate (%)                           22             86         306         150         147         77        71
 Fee reduction per share ($)                       0.0039             --          --          --          --         --        --

(1) Class A and Class B shares commenced operations on January 3, 1992 and December 28, 1990, respectively.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)   Unreimbursed, without fee reduction.


                                   INCOME - SHORT-TERM STRATEGIC INCOME FUND  17

World Bond Fund

REGISTRANT NAME:
JOHN HANCOCK INVESTMENT TRUST III         TICKER SYMBOL
                                                CLASS A: FGLAX   CLASS B: FGLIX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks a high total investment return -- a combination of current income and capital appreciation. To pursue this goal, the fund invests at least 65% of assets in debt securities issued or guaranteed by:

o  foreign governments and companies including those in emerging markets
o  multinational organizations such as the World Bank
o  the U.S. Government, its agencies or instrumentalities

Under normal circumstances, the fund expects to invest in the securities markets of at least three countries at any one time, potentially including the U.S. The fund does not maintain a fixed allocation of assets.

PORTFOLIO SECURITIES

[Clip Art] The fund may invest in all types of debt securities of any maturity, including preferred and convertible securities. Less than 35% of assets may be invested in junk bonds rated as low as CCC/Caa, or equivalent.

Because the fund is non-diversified, it may invest more than 5% of assets in securities of a single issuer, but no more than 25% of assets in the securities of any one foreign government.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain other investments, including derivatives, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with most bond funds, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities.


International investing, particularly in emerging markets, carries additional risks, including currency, information, natural event and political risks. Junk bonds may carry above-average credit and market risks and mortgage-backed securities may carry extension and prepayment risks. These risks are defined in "More about risk" starting on page 31.

To the extent that the fund utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Anthony A. Goodchild and Lawrence J. Daly lead the portfolio management team. Messrs. Goodchild and Daly are senior vice presidents and joined John Hancock Funds in July 1994, having been in the investment business since 1968 and 1972, respectively.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                           Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                        4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                                       none      none
 Maximum deferred sales charge                              none(1)   5.00%
 Redemption fee(2)                                          none      none
 Exchange fee                                               none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                             0.75%     0.75%
 12b-1 fee(3)                                               0.30%     1.00%
 Other expenses                                             0.63%     0.63%
 Total fund operating expenses                              1.68%     2.38%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                                 Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                              $61      $96     $132     $235
 Class B shares
   Assuming redemption
   at end of period                          $74     $104     $147     $254
   Assuming no redemption                    $24      $74     $127     $254

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)   Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


18  INCOME - WORLD BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

[The following table was represented as a bar graph in the printed materials.]

Volatility, as indicated by Class B
year-by-year total investment return (%)   20.09  5.47  11.84   10.44   1.72  6.77   (1.88)   11.51   4.78   2.43
(scale varies from fund to fund)

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                               10/92(1)        10/93      10/94         10/95        10/96        10/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                   $10.57         $9.76      $9.62         $8.85        $9.30        $9.28
Net investment income (loss)                             0.64          0.76       0.64(2)       0.57(2)      0.51(2)      0.53(2)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions           (0.74)        (0.10)     (0.78)         0.48        (0.02)       (0.25)
Total from investment operations                        (0.10)         0.66      (0.14)         1.05         0.49         0.28
Less distributions:
  Dividends from net investment income                  (0.71)        (0.38)     (0.11)        (0.59)       (0.50)       (0.25)
  Distributions in excess of net investment
    income                                                 --         (0.04)        --            --           --        (0.02)
  Distributions from capital paid-in                       --         (0.38)     (0.52)        (0.01)       (0.01)       (0.26)
  Total distributions                                   (0.71)        (0.80)     (0.63)        (0.60)       (0.51)       (0.53)
Net asset value, end of period                          $9.76         $9.62      $8.85         $9.30        $9.28        $9.03
Total investment return at net asset
  value(3) (%)                                          (0.88)(4)      7.14      (1.30)        12.25         5.48         3.15
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)           12,880        12,882      8,949        35,334       27,537       28,959
Ratio of expenses to average net assets (%)              1.41(4)       1.46       1.59          1.48         1.58         1.68(5)
Ratio of net investment income (loss)
  to average net assets (%)                              7.64(4)       7.89       7.00          6.43         5.54         5.84
Portfolio turnover rate (%)                               476           363        174           263          214          153

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                    10/88      10/89      10/90      10/91      10/92      10/93      10/94
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period      $10.32     $10.98     $10.21     $10.38     $10.44      $9.74      $9.62
Net investment income (loss)                0.67       0.83       0.85       0.90       0.78       0.72       0.59(2)
Net realized and unrealized gain
  (loss) on investments
  and foreign currency transactions         1.31      (0.27)      0.28       0.13      (0.59)     (0.09)     (0.78)
Total from investment operations            1.98       0.56       1.13       1.03       0.19       0.63      (0.19)
Less distributions:
  Dividends from net investment income     (0.68)     (0.84)     (0.85)     (0.73)     (0.89)     (0.33)     (0.06)
  Distributions from net realized gain
    on investments                         (0.64)     (0.49)        --      (0.24)        --         --         --
  Distributions in excess of net
    investment income                         --         --         --         --         --      (0.04)        --
  Distributions from capital paid-in          --         --      (0.11)        --         --      (0.38)     (0.52)
  Total distributions                      (1.32)     (1.33)     (0.96)     (0.97)     (0.89)     (0.75)     (0.58)
Net asset value, end of period            $10.98     $10.21     $10.38     $10.44      $9.74      $9.62      $8.85
Total investment return at net
  asset value(3) (%)                       20.09       5.47      11.84      10.44       1.72       6.77      (1.88)
Ratios and supplemental data
Net assets, end of period
  (000s omitted) ($)                     174,833    255,214    186,524    192,687    199,102    197,166    114,656
Ratio of expenses to average net
  assets (%)                                1.74       1.75       1.82       1.90       1.91       1.91       2.17
Ratio of net investment income
  (loss) to average net assets (%)          6.04       8.07       8.67       8.74       7.59       7.45       6.41
Portfolio turnover rate (%)                  364        333        186        159        476        363        174

--------------------------------------------------------------------------------
Class B - period ended:                  10/95         10/96         10/97
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period     $8.85         $9.30         $9.28
Net investment income (loss)              0.55(2)       0.45(2)       0.47(2)
Net realized and unrealized gain
  (loss) on investments
  and foreign currency transactions       0.44         (0.02)        (0.25)
Total from investment operations          0.99          0.43          0.22
Less distributions:
  Dividends from net investment income   (0.53)        (0.44)        (0.23)
  Distributions from net realized gain
    on investments                          --            --            --
  Distributions in excess of net
    investment income                       --            --         (0.01)
  Distributions from capital paid-in     (0.01)        (0.01)        (0.23)
  Total distributions                    (0.54)        (0.45)        (0.47)
Net asset value, end of period           $9.30         $9.28         $9.03
Total investment return at net
  asset value(3) (%)                     11.51          4.78          2.43
Ratios and supplemental data
Net assets, end of period
  (000s omitted) ($)                    65,600        45,897        24,082
Ratio of expenses to average net
  assets (%)                              2.16          2.25          2.38(5)
Ratio of net investment income
  (loss) to average net assets (%)        6.03          4.87          5.13
Portfolio turnover rate (%)                263           214           153

(1)   Class A shares commenced operations on January 3, 1992.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Annualized.
(5) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.


                                                    INCOME - WORLD BOND FUND  19

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


All John Hancock international/global funds offer two classes of shares, Class A and Class B. In addition, Class C shares are available for International Fund. Each class has its own cost structure as outlined below, allowing you to choose the one that best meets your requirements. For more details, see "How sales charges are calculated." Your financial representative can help you decide which share class is best for you.


--------------------------------------------------------------------------------
 Class A - for all funds
--------------------------------------------------------------------------------

     o Front-end sales charges. There are several ways to reduce these charges, described under "Sales charge reductions and waivers" on the following page.

     o    Lower annual expenses than Class B and Class C shares.

--------------------------------------------------------------------------------
 Class B - for all funds
--------------------------------------------------------------------------------

     o No front-end sales charge; all your money goes to work for you right away.

     o    Higher annual expenses than Class A shares.


     o A contingent deferred sales charge that declines from 5% over six years (3% over four years for Short-Term Strategic Income Fund).


     o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C - for International Fund
--------------------------------------------------------------------------------

     o No front-end sales charge; all your money goes to work for you right away.

     o    Higher annual expenses than Class A shares.

     o A 1% contingent deferred sales charge on shares sold within one year of purchase.

     o No automatic conversion to Class A shares, so the fund's annual expenses continue at the same level throughout the life of your investment.

For actual past expenses of Class A and Class B shares, see the fund-by-fund information earlier in this prospectus.



--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges - Short-Term Strategic Income
--------------------------------------------------------------------------------
                            As a % of           As a % of your
 Your investment            offering price      investment

 Up to $99,999              3.00%               3.09%
 $100,000 -  $499,999       2.50%               2.56%
 $500,000 - $999,999        2.00%               2.04%
 $1,000,000 and over        See below

--------------------------------------------------------------------------------
 Class A sales charges - World Bond
--------------------------------------------------------------------------------
                            As a % of           As a % of your
 Your investment            offering price      investment

 Up to $99,999              4.50%               4.71%
 $100,000 - $249,999        3.75%               3.90%
 $250,000 - $499,999        2.75%               2.83%
 $500,000 - $999,999        2.00%               2.04%
 $1,000,000 and over        See below

--------------------------------------------------------------------------------
 Class A sales charges - growth funds
--------------------------------------------------------------------------------
                            As a % of           As a % of your
 Your investment            offering price      investment
 Up to $49,999              5.00%               5.26%
 $50,000 - $99,999          4.50%               4.71%
 $100,000 - $249,999        3.50%               3.63%
 $250,000 - $499,999        2.50%               2.56%
 $500,000 - $999,999        2.00%               2.04%
 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments (all funds)
--------------------------------------------------------------------------------
 Your investment                CDSC on shares being sold
 First $1M - $4,999,999         1.00%
 Next $1 - $5M above that       0.50%
 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.


20  YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:


--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------
 Years after            CDSC on Short-Term      CDSC on all
 purchase               Strategic Income        other fund shares
                        shares being sold       being sold
 1st year               3.00%                   5.00%
 2nd year               2.00%                   4.00%
 3rd  year              2.00%                   3.00%
 4th year               1.00%                   3.00%
 5th year               None                    2.00%
 6th year               None                    1.00%
 After 6 years          None                    None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) of 1% on shares you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC calculations are based on the number of shares involved, not on the value of your account. Each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.


o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate sales charges.


o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.


To utilize: complete the appropriate section of your application, contact your financial representative or Signature Services or consult the SAI (see the back cover of this prospectus).


Group Investment Program A group may be treated as a single purchase under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans

o    to make certain distributions from a retirement plan

o    because of shareholder death or disability


o    to purchase a John Hancock Declaration annuity


To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.


                                                                YOUR ACCOUNT  21

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:


o    selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan with John Hancock Funds into an individual account in a John Hancock fund

o    certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o clients of AFA, when their funds are transferred directly to Global Technology Fund from accounts managed by AFA

o certain former shareholders of John Hancock National Aviation & Technology Fund and Nova Fund (applies to Global Technology Fund only)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI.


--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o non-retirement account: $1,000

   o retirement account: $250

   o group investments: $250

   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


22  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

By check

[Clip art]     o Make out a check for the         o Make out a check for the
                 investment amount, payable to      investment amount payable
                 "John Hancock Signature            to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to your      investment slip from an
                 financial representative, or       account statement. If no
                 mail them to Signature Services    slip is available, include
                 (address below).                   a note specifying the fund
                                                    name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    them to Signature Services
                                                    (address below).

By exchange

[Clip art]     o Call your financial              o Call your financial
                 representative or Signature        representative or Signature
                 Services to request an             Services to request an
                 exchange.                          exchange.

By wire

[Clip art]     o Deliver your completed           o Instruct your bank to wire
                 application to your financial      the amount of your
                 representative, or mail            investment to:
                 it to Signature Services.          First Signature Bank & Trust
                                                    Account # 900000260
               o Obtain your account number         Routing # 211475000
                 by calling your financial          Specify the fund name, your
                 representative or                  share class, your account
                 Signature Services.                number and the name(s)
                                                    in which the account is
               o Instruct your bank to wire         registered. Your bank may
                 the amount of your investment      charge a fee to wire funds.
                 to:
                 First Signature Bank & Trust
                 Account # 900000260
                 Routing # 211475000
                 Specify the fund name, your
                 choice of share class, the new
                 account number and the name(s)
                 in which the account is
                 registered. Your bank may charge
                 a fee to wire funds.

By phone

[Clip art] See "By wire" and "By exchange."      o Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

----------------------------------------

Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000

Phone number
1-800-225-5291

Or contact your financial representative for instructions and assistance.

----------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                               YOUR ACCOUNT   23

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
           Designed for                       To sell some or all of your shares

By letter

[Clip art] o Accounts of any type.            o Write a letter of instruction
                                                or complete a stock power
           o Sales of any amount.               indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the dollar value or number of
                                                shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which
                                                the account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By phone

[Clip art] o Most accounts.                   o For automated service 24 hours
                                                a day using your touch-tone
           o Sales of up to $100,000.           phone, call the EASI-Line at
                                                1-800-338-8080.

                                              o To place your order with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

By wire or electronic funds transfer (EFT)

[Clip art] o Requests by letter to            o Fill out the "Telephone
             sell any amount (accounts          Redemption" section of your
             of any type).                      new account application.

           o Requests by phone to sell        o To verify that the telephone
             up to $100,000 (accounts           redemption privilege is in
             with telephone redemption          place on an account, or to
             privileges).                       request the forms to add it
                                                to an existing account, call
                                                Signature Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by check.
                                                Funds from EFT transactions
                                                are generally available by
                                                the second business day.
                                                Your bank may charge a fee
                                                for this service.

By exchange

[Clip art] o Accounts of any type.            o Obtain a current prospectus for
                                                the fund into which you are
           o Sales of any amount.               exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

By check

[Clip art] o Short-Term Strategic Income      o Request checkwriting on your
             Fund only.                         account application.

           o Any account with                 o Verify that the shares to be
             checkwriting privileges.           sold were purchased more
                                                than 10 days earlier or were
           o Sales of over $100.                purchased by wire.

                                              o Write a check for any amount
                                                over $100.

                                       ----------------------------------------

                                       Address
                                       John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA  02217-1000

                                       Phone
                                       1-800-225-5291

                                       Or contact your financial representative for instructions and assistance.

                                       ----------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


24   YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days

o  you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)


The signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a broker or securities dealer). We may refuse any other source. A notary public CANNOT provide a signature guarantee.


--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.
                                        o Signature guarantee if applicable
                                          (see above).

Owners of corporate or                  o Letter of instruction.
association accounts.                   o Corporate resolution, certified
                                          within the past twelve months.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).

Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o If the names of all trustees are
                                          not registered on the account,
                                          please also provide a copy of the
                                          trust document certified within the
                                          past twelve months.
                                        o Signature guarantee if applicable
                                          (see above).

Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor.
                                        o Signature guarantee if applicable
                                          (see above).

Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instructions.
account types not listed above.


                                                               YOUR ACCOUNT   25

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Foreign currencies Purchases must be made in U.S. dollars. Purchases in foreign currencies must be converted, which may result in a fee and delayed execution.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The income funds generally declare income dividends daily and pay them monthly. These income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. The growth funds pay income dividends, if any, annually. All funds distribute capital gains, if any, annually.


26  YOUR ACCOUNT

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive from the growth funds. Dividends may include a return of capital.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including Traditional and Roth IRAs, SIMPLE IRAs, SIMPLE 401(k)s, SEPs, 401(k)s, money purchase pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                YOUR ACCOUNT  27

Fund details
--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock international/global fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock international/global funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                         -------------------------------
                                  Subadvisers

                          American Fund Advisors, Inc.
                               1415 Kellum Place
                             Garden City, NY 11530

                             John Hancock Advisers
                             International Limited
                                34 Dover Street
                               London, UK W1X 3RA

                         Indocam Asia Advisers Limited
                              One Exchange Square
                                   Hong Kong


                             Indocam International
                              Investment Services
                              90 Boulevard Pasteur
                              Paris, France 75015


                          Provide portfolio management
                                to certain funds
                         -------------------------------

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodians

                           Investors Bank & Trust Co.
                              200 Clarendon Street
                                Boston, MA 02116

                      State Street Bank and Trust Company
                              225 Franklin Street
                                Boston, MA 02110

                       Hold the funds' assets, settle all
                      portfolio trades and collect most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                                                                         Asset
                                                                      management

                      ------------------------------------
                                    Trustees

                        Supervise the funds' activities.
                      ------------------------------------


28  FUND DETAILS

Accounting compensation The funds (except for Global Technology) compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets. Global Technology pays a $100,000 administration fee to the adviser.


Portfolio trades In placing portfolio trades, the adviser or subadvisers may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company or subadvisers, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for European Equity Fund, Global Rx Fund, International Fund and World Bond Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.


Diversification Except for Global Rx Fund, Short-Term Strategic Income Fund and World Bond Fund, all of the international/global funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.

--------------------------------------------------------------------------------
 Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                                 Unreimbursed         As a % of
 Fund                            expenses             net assets


 European Equity Fund                        N/A          N/A
 Global                          $       795,893        2.56%
 Global Rx                       $       466,209        1.06%
 Global Technology               $     1,198,204        2.00%
 International                   $       460,399        4.90%
 Pacific Basin Equities          $     1,045,211        3.85%
 Short-Term Strategic Income     $     2,554,608        7.17%
 World Bond                      $     5,324,432       15.75%


(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.


Class C Class C shares began operations after the 1997 fiscal year. Therefore, there are no unreimbursed expenses to report.


Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                                FUND DETAILS  29

------------------------------------------------------------------------------------------------------------------------------------
 Class A investments
------------------------------------------------------------------------------------------------------------------------------------
                                                             Maximum
                                      Sales charge           reallowance            First year             Maximum
                                      paid by investors      or commission          service fee            total compensation(1)
                                      (% of offering price)  (% of offering price)  (% of net investment)  (% of offering price)

 Short-Term Strategic Income Fund
 Up to $99,999                        3.00%                  2.26%                  0.25%                  2.50%
 $100,000 - $499,999                  2.50%                  2.01%                  0.25%                  2.25%
 $500,000 - $999,999                  2.00%                  1.51%                  0.25%                  1.75%

 World Bond Fund
 Up to $99,999                        4.50%                  3.76%                  0.25%                  4.00%
 $100,000 - $249,999                  3.75%                  3.01%                  0.25%                  3.25%
 $250,000 - $499,999                  2.75%                  2.06%                  0.25%                  2.30%
 $500,000 - $999,999                  2.00%                  1.51%                  0.25%                  1.75%

 Growth funds
 Up to $49,999                        5.00%                  4.01%                  0.25%                  4.25%
 $50,000 - $99,999                    4.50%                  3.51%                  0.25%                  3.75%
 $100,000 - $249,999                  3.50%                  2.61%                  0.25%                  2.85%
 $250,000 - $499,999                  2.50%                  1.86%                  0.25%                  2.10%
 $500,000 - $999,999                  2.00%                  1.36%                  0.25%                  1.60%

 Regular investments of
 $1 million or more (all funds)
 First $1M - $4,999,999               --                     0.75%                  0.25%                  1.00%
 Next $1 - $5M above that             --                     0.25%                  0.25%                  0.50%
 Next $1 or more above that           --                     0.00%                  0.25%                  0.25%

 Waiver investments(2)                --                     0.00%                  0.25%                  0.25%

------------------------------------------------------------------------------------------------------------------------------------
 Class B investments
------------------------------------------------------------------------------------------------------------------------------------
                                                         Maximum
                                                         reallowance              First year             Maximum
                                                         or commission            service fee            total compensation
                                                         (% of offering price)    (% of net investment)  (% of offering price)

 Short-Term Strategic Income Fund
 All amounts                                             2.25%                    0.25%                  2.50%

 All other funds
 All amounts                                             3.75%                    0.25%                  4.00%

------------------------------------------------------------------------------------------------------------------------------------
 Class C investments
------------------------------------------------------------------------------------------------------------------------------------
                                                         Maximum
                                                         reallowance              First year             Maximum
                                                         or commission            service fee            total compensation
                                                         (% of offering price)    (% of net investment)  (% of offering price)

 All amounts                                             0.75%                    0.25%                  1.00%


(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. For European Equity Fund, John Hancock Funds may allow an amount up to the full applicable sales charge.


(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


30  FUND DETAILS

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock international/global fund will be positive over any period of time -- days, months or years. However, international markets have performed better over the past two decades than domestic markets.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


Year 2000 risk The risk that the funds' operations could be disrupted by the year 2000-related computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. Common to all mutual funds.



                                                                FUND DETAILS  31

--------------------------------------------------------------------------------
Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semiannual reports.

10    Percent of total assets (italic type)

10    Percent of net assets (roman type)

*     No policy limitation on usage; fund may be using currently

o     Permitted, but has not typically been used

--    Not permitted


                                                European                                            Pacific    Short-Term
                                                Equity             Global   Global       Inter-     Basin      Strategic     World
                                                Fund      Global   RX       Technology   national   Equities   Income         Bond
----------------------------------------------------------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements
The borrowing of money from banks or through
reverse repurchase agreements.
Leverage, credit risks.                          33.3       10      33.3        10         33.3      33.3        10           10

Currency trading  The direct trading or
holding of foreign currencies as an asset.
Currency risk.                                      *        *         *         *            *         *         *            *

Repurchase agreements  The purchase of a
security that must later be sold back
to the issuer at the same price plus interest.
Credit risk.                                        *        *         *         *            *         *         *            *

Securities lending  The lending of securities
to financial institutions, which provide cash
or government securities as collateral.
Credit risk.                                     33.3       10      33.3      33.3         33.3      33.3        30           30

Short sales The selling of securities which
have been borrowed on the expectation that
the market price will drop.
o  Hedged. Hedged leverage, market,
   correlation, liquidity, opportunity risks.       o       --         o        --            o         o        --           --
o  Speculative. Speculative leverage, market,
   liquidity risks.                                --       --         o        --            o        --        --           --

Short-term trading  Selling a security soon
after purchase. A portfolio engaging
in short-term trading will have higher
turnover and transaction expenses.
Market risk.                                        *        *         *         *            *         *         *            *

When-issued securities and forward commitments
The purchase or sale of securities for
delivery at a future date; market value may
change before delivery. Market, opportunity,
leverage risks.                                     *        *         *         *            *         *         *            *

--------------------------------------------------------------------------------------------------------------------------------
Conventional securities

Foreign debt securities  Debt securities
issued by foreign governments or
companies. Credit, currency, interest rate,
market, political risks.                           20        5        35(1)     10(2)        35(1)     35(1)      *(1)         *(1)

Non-investment-grade debt securities  Debt
securities rated below BBB/Baa are considered
junk bonds. Credit, market, interest rate,
liquidity, valuation, information risks.           --       --        35        10(2)        --        --        67           35

Restricted and illiquid securities.
Securities not traded on the open market.
May include illiquid Rule 144A securities.
Liquidity, valuation, market risks.                15       15        15        15           15        15        15           15

--------------------------------------------------------------------------------------------------------------------------------
Unleveraged derivative securities

Asset-backed securities Securities backed
by unsecured debt, such as credit card
debt; these securities are often
guaranteed or over-collateralized to
enhance their credit quality. Credit,
interest rate risks.                               --        o         o         o            o         o         *            *

Mortgage-backed securities  Securities
backed by pools of mortgages, including
pass-through certificates, PACs, TACs
and other senior classes of
collateralized mortgage obligations
(CMOs). Credit, extension, prepayment,
liquidity, interest rate risks.                    --        o         o         o            o         o         *            *

Participation interests Securities
representing an interest in another
security or in bank loans. Credit,
interest rate, liquidity,
valuation risks.                                   --       --        --        10(2)        --        --        15(3)        15(3)



32  FUND DETAILS

----------------------------------------------------------------------------------------------------------------------------------
Higher-risk securities and practices (cont'd)
----------------------------------------------------------------------------------------------------------------------------------
                                                European                                            Pacific    Short-Term
                                                Equity             Global   Global       Inter-     Basin      Strategic     World
                                                Fund      Global   RX       Technology   national   Equities   Income         Bond
----------------------------------------------------------------------------------------------------------------------------------
Leveraged derivative securities

Currency contracts Contracts involving
the right or obligation to buy or sell
a given amount of foreign currency at
a specified price and future date.
o  Hedged. Currency, hedged leverage,
   correlation, liquidity, opportunity
   risks.                                          *        *         *         *            *         *         *            *
o  Speculative. Currency, speculative
   leverage, liquidity risks.                      *        o         o         o            o         o         o            o

Financial futures and options;
securities and index options Contracts
involving the right or obligation to
deliver or receive assets or money
depending on the performance of one or
more assets or an economic index.
o  Futures and related options.
   Interest rate, currency, market,
   hedged or speculative leverage,
   correlation, liquidity, opportunity
   risks.                                          *        *         *         o            *         *         *            *
o  Options on securities and indices.
   Interest rate, currency, market,
   hedged or speculative leverage,
   correlation, liquidity, credit,
   opportunity risks.                              *        o         o         o            o         o         o            o

Structured securities  Indexed
and/or leveraged mortgage-backed
and other debt securities, including
principal-only and interest-only
securities, leveraged floating rate
securities and others. These securities
tend to be highly sensitive to interest
rate movements and their performance
may not correlate to these movements
in a conventional fashion. Credit,
interest rate, extension, prepayment,
market, speculative leverage,
liquidity, valuation risks.                       --        *         *         10(2)        *         *         *            *


(1) No more than 25% of the fund's assets will be invested in securities of any one foreign government.
(2)   Included in the 10% limitation on debt securities.
(3)   Included in the 15% limitation on illiquid securities.

--------------------------------------------------------------------------------
  Analysis of funds with 5% or more in junk bonds(1)
--------------------------------------------------------------------------------

[The table below was represented by a bar chart in the printed materials.]

           Quality rating          Short-Term Strategic          Quality rating            World Bond
           (S&P/Moody's)(2)        Income Fund                   (S&P/Moody's)(2)          Fund

Invest-    AAA/Aaa                   40.8%             Invest-   AAA/Aaa                     70.2%
ment-      AA/Aa                      0.0%             ment-     AA/Aa                        0.0%
Grade      A/A                        5.4%             Grade     A/A                          0.4%
Bonds      BBB/Baa                    8.0%             Bonds     BBB/Baa                      0.3%
------------------------------------------------------------------------------------------------------
Junk       BB/Ba                     32.0%             Junk      BB/Ba                       17.9%
Bonds      B/B                        9.9%             Bonds     B/B                          8.3%
           CCC/Caa                    0.0%                       CCC/Caa                      0.0%
           CC/Ca                      0.0%                       CC/Ca                        0.0%
           C/C                        0.0%                       C/C                          0.0%
           D                          0.0%                       D                            0.0%
           % of portfolio in bonds   96.1%                       % of portfolio in bonds     97.1%

o     Rated by Standard & Poor's or Moody's    Rated by the adviser

(1)   Average weighted quality distribution for the most recent fiscal year.


(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.



                                                                FUND DETAILS  33

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock international/global funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus). You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

To request a free copy of the current annual/semiannual report or SAI, please write or call:


John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds


[LOGO] John Hancock Funds
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

       John Hancock(R)                        (C) 1996 John Hancock Funds, Inc.
                                                                    GLIPN  6/98